Significant Accounting Policies - Convenience Translation, Cash & cash equivalents (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / $	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($) ¥ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash and cash equivalents and time deposits
Convenience translation rate (RMB to USD) | ¥ / $	6.9618		6.9618
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 4,962,660	¥ 3,540,031	$ 712,842	$ 508,494	¥ 762,882	¥ 387,198
Time deposits	1,844,558	749,385	264,954
Restricted cash	0	0
PRC Subsidiaries and Variable Interest Entities
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 1,596,000	¥ 377,800
Cash and cash equivalents held by PRC subsidiaries and VIEs (as a percent)	32.00%	11.00%
Cash held in accounts managed by online payment platforms
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 26,800	¥ 10,800
Denominated in US dollars
Cash and cash equivalents and time deposits
Cash and cash equivalents	4,674,600	3,305,300	$ 670,100	$ 481,600
Time deposits	¥ 1,844,600	¥ 749,400